Investment in debt securities	12 Months Ended
Dec. 31, 2025
Debt Securities [Member]
Investments in Debt Securities [Abstract]
Investment in debt securities

14.	Investment in debt securities:

As of December 31, 2024 and 2025, the Company’s investment in debt securities amounted to $0 and $1,304,924, respectively, and is presented in the accompanying consolidated balance sheet as current or non-current based on the investment’s classification. Held-to-maturity investments, comprising corporate bonds with maturities greater than twelve months, are classified as non-current. Trading debt securities, consisting of corporate bonds, are classified as current and may be sold when the Company deems it appropriate based on profitability and liquidity requirements.

The maturity schedule of the outstanding investments in debt securities that are classified as held-to-maturity as of December 31, 2025, is as follows:

Maturity date	Carrying amount	Fair value	Unrealized gains
Due within 1 year	—	—	—
Due in 1-5 years	750,000	760,658	10,658
Due in 5-10 years	—	—	—
Total	750,000	760,658	10,658

No allowance for credit losses was deemed necessary on these investments as of December 31, 2025.

The following table presents the carrying amount and unrealized gains of trading debt securities as of December 31, 2025:

Balance December 31, 2025	Carrying amount	Unrealized Gains
Trading debt securities	$554,924	$4,069
Total	$554,924	$4,069